SCHEDULE OF STOCK OPTION TRANSACTIONS (Details) (Parenthetical) $ / shares in Units, $ in Thousands					9 Months Ended		12 Months Ended
	Jun. 20, 2025 USD ($) shares $ / shares	Feb. 12, 2025 USD ($) shares $ / shares	Jan. 15, 2025 USD ($) shares $ / shares	Aug. 14, 2024 USD ($) shares $ / shares	Sep. 30, 2025 shares $ / shares		Dec. 31, 2024 shares [4]	Sep. 30, 2025 $ / shares
IfrsStatementLineItems [Line Items]
Number of options, granted | shares					834,000	[1],[2],[3]	552,000
Stock option one [member]
IfrsStatementLineItems [Line Items]
Options granted, exercise price | (per share)					$ 15.08			$ 21.00
Options expiration date					Jun. 03, 2026
Stock option two [member]
IfrsStatementLineItems [Line Items]
Options granted, exercise price | (per share)					$ 14.36			$ 20.00
Options expiration date					Oct. 28, 2026
Employees consultant and director [member]
IfrsStatementLineItems [Line Items]
Number of options, granted | shares				552,000
Options granted, exercise price				$ 1.78
Options expiration date				Aug. 13, 2029
Fair value of options granted | $				$ 779
Share price				$ 1.78
Expected option life				5 years
Volatility				109.00%
Risk-free interest rate				3.67%
Dividend yield				0.00%
Employees [member]
IfrsStatementLineItems [Line Items]
Number of options, granted | shares	229,000		105,000
Options granted, exercise price			$ 6.40
Options expiration date	Jun. 20, 2035		Jan. 15, 2035
Fair value of options granted | $	$ 2,252		$ 627
Share price	$ 10.36		$ 6.38
Expected option life	10 years		10 years
Volatility	108.00%		110.00%
Risk-free interest rate	4.38%		4.65%
Dividend yield	0.00%		0.00%
Description of vesting of options			The share options vest quarterly starting on January 15, 2026
Employees [member] | Stock option one [member]
IfrsStatementLineItems [Line Items]
Number of options, granted | shares	30,000
Options granted, exercise price	$ 1.775
Employees [member] | Stock option two [member]
IfrsStatementLineItems [Line Items]
Number of options, granted | shares	199,000
Options granted, exercise price	$ 6.40
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Number of options, granted | shares		500,000
Options granted, exercise price		$ 6.40
Options expiration date		Feb. 02, 2035
Fair value of options granted | $		$ 3,092
Share price		$ 6.61
Expected option life		10 years
Volatility		110.00%
Risk-free interest rate		4.64%
Dividend yield		0.00%

[1]	On February 12, 2025, the Company granted the CEO 500,000 share options to purchase Common Shares with an exercise price of $6.40 per share, vesting immediately and expiring on February 2, 2035. The fair value of the options granted was estimated at $3,092 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $6.61; Expected option life 10 years; Volatility 110%; Risk-free interest rate 4.64%; Dividend yield 0%.
[2]	On January 15, 2025, the Company granted an employee 105,000 share options to purchase Common Shares of the company with an exercise price of $6.40 per share. The share options vest quarterly starting on January 15, 2026, and expire on January 15, 2035. The fair value of the options granted was estimated at $627 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $6.38; Expected option life 10 years; Volatility 110%; Risk-free interest rate 4.65%; Dividend yield 0%.
[3]	On June 20, 2025, 229,000 share options were granted to employees. 30,000 share options have an exercise price of $1.775 per share and their vesting schedule is as follows: a third vest on June 30, 2025, a third on June 30, 2026, and a third on June 30, 2027. The remaining 199,000 share options have an exercise price of $6.40 per share and their vesting schedule is as follows: a third vest on June 30, 2026, a third on June 30, 2027, and a third on June 30, 2028. The options expire on June 20, 2035. The fair value of the options granted was estimated at $2,252 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $10.36; Expected option life 10 years; Volatility 108%; Risk-free interest rate 4.38%; Dividend yield 0%.
[4]	On August 14, 2024, 552,000 stock options were issued to employees, consultants and officers with an exercise price of $1.78. The options expire on August 13, 2029. The fair value of the options granted was estimated at $779 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $1.78; Expected option life 5 years; Volatility 109%; Risk-free interest rate 3.67%; Dividend yield 0%.